Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from (used in) operating activities:
Net loss for the year	$ (97,573,000)	$ (99,154,000)	$ (147,978,000)
Items not involving cash:
Depreciation and amortization	16,015,000	13,654,000	18,666,000
Stock-based compensation expense	10,450,000	14,871,000	9,683,000
Unrealized foreign exchange (gain) loss	6,408,000	(11,601,000)	(3,434,000)
Deferred income tax (recovery) expense	3,008,000	(514,000)	(1,185,000)
Income from investments accounted for by the equity method	(5,838,000)	(17,551,000)	(15,863,000)
Accretion of long-term debt	4,945,000	876,000	2,139,000
Impairments on long lived assets, net	4,843,000	22,722,000	29,604,000
Inventory write-downs to net realizable value	7,104,000	8,743,000	2,102,000
Bargain purchase gain from acquisition	(35,808,000)	0	0
Provision for inventory purchase commitments	0	0	4,106,000
Change in fair value of derivative liability and bad debt expense	1,670,000	587,000	1,338,000
Restructuring obligations	14,123,000	0	0
Changes in non-cash operating working capital:
Accounts receivable	(4,675,000)	975,000	11,629,000
Inventories	26,152,000	(5,997,000)	(1,367,000)
Prepaid expenses	881,000	661,000	(556,000)
Accounts payable and accrued liabilities	(20,650,000)	9,526,000	(4,749,000)
Deferred revenue	(5,212,000)	(1,507,000)	(5,096,000)
Warranty liability	(5,473,000)	(5,359,000)	(5,797,000)
Net cash provided by (used in) operating activities	(79,630,000)	(69,068,000)	(106,758,000)
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(9,347,000)	(4,845,000)	(10,249,000)
Sale of short term investments, net	1,000,000	0	0
Maturity (purchase) of short-term investments, net	0	0	31,369,000
Acquisitions, net of acquired cash (note 5)	45,344,000	787,000	(3,053,000)
Proceeds on sale of investments	12,965,000	0	0
Proceeds on sale of assets	13,219,000	0	0
Dividends received from joint ventures	13,398,000	20,464,000	3,200,000
Net cash provided by investing activities	76,579,000	16,406,000	21,267,000
Cash flows from (used in) financing activities:
Repayment of operating lines of credit and long term facilities	(12,789,000)	(8,308,000)	(9,540,000)
Drawings on operating lines of credit	9,184,000	5,432,000	17,797,000
Finance costs incurred	0	0	(2,033,000)
Proceeds from stock options exercised	0	0	242,000
Issuance of convertible debt and royalty payable	35,000,000	0	0
Net cash provided by (used in) financing activities	31,395,000	(2,876,000)	6,466,000
Effect of foreign exchange on cash and cash equivalents	4,570,000	(10,601,000)	(6,206,000)
Increase (decrease) in cash and cash equivalents	32,914,000	(66,139,000)	(85,231,000)
Cash and cash equivalents, beginning of year	27,143,000	93,282,000	178,513,000
Cash and cash equivalents, end of year	60,057,000	27,143,000	93,282,000
Supplementary information:
Interest paid	4,339,000	4,551,000	4,702,000
Taxes paid, net of refunds	2,479,000	1,238,000	871,000
Non-cash transactions:
Shares issued for acquisitions (note 5)	$ 98,742,000	$ 1,162,000	$ 3,285,000